Convertible Preferred shares, shareholders' Deficit and Equity incentive Plan	12 Months Ended
Dec. 31, 2021
Convertible Preferred Shares, Shareholders’ Deficit And Equity Incentive Plan [Abstract]
Convertible Preferred shares, shareholders’ Equity (Deficit) and Equity incentive Plan
7.	Convertible Preferred shares, shareholders’ Equity (Deficit) and Equity incentive Plan

a.	General:

The Ordinary Shares entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company, and to receive dividends, if declared.

On March 21, 2021, the Company's shareholders approved the change of share capital from NIS 0.01 par value to no par-value. The change in par value has not yet been filed with and by the Israel Corporate Registrar, which filing is declarative in nature.

On March 21, 2021, the Company's shareholders approved a share split of the Company’s Ordinary Shares at a ratio of 1-to 600. As a result of the share split, (i) every one authorized, issued and outstanding ordinary share was increased to six hundred (600) of shares authorized, issued and outstanding Ordinary Shares, (ii) the number of Ordinary Shares into which each outstanding option to purchase an Ordinary Share is exercisable was proportionally increased on a 1-to 600 basis, (iii) all share prices and exercise prices were proportionally decreased. All of the share numbers, share prices, and exercise prices have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 1-to 600 shares split, and (iv) the conversion ratio for the convertible preferred shares to Ordinary Shares was updated on a 1-to 600 basis.

All references to ordinary and convertible preferred shares amounts and per share amounts have been retroactively restated to reflect the change in par value as if it had taken place as of the beginning of the earliest period presented.

b.
Share options plans:

In 2013, the Company adopted the Global-e Online Ltd. 2013 Share Incentive Plan (“2013 Plan”), under which the Company may grant various forms of equity incentive compensation at the discretion of the board of directors, including share options. The awards have varying terms, but generally vest over four years. Share options expire 10 years after the date of grant. The Company issues new Ordinary Shares upon exercise of share options.

In February 2019, the Company extended the contractual term for all share option grants from 7 years to 10 years. The Company concluded that the extension of the contractual term for all share option grants modified the terms of all outstanding share options held by employees and nonemployees.

We no longer grant any awards under the 2013 Plan as it was superseded by the 2021 Plan, although previously granted awards remain outstanding. Ordinary Shares subject to outstanding options granted under the 2013 Plan that expire or become unexercisable without having been exercised in full will become available again for future grant under the 2021 Plan.

The 2021 Share Incentive Plan, or the 2021 Plan, was adopted by our board of directors on March 1, 2021. The 2021 Plan provides for the grant of equity-based incentive awards to our employees, directors, office holders, service providers and consultants in order to incentivize them to increase their efforts on behalf of the Company and to promote the success of the Company’s business.

The maximum number Ordinary Shares available for issuance under the 2021 Plan is equal to the sum of (i) 13,500,000 shares, (ii) any shares subject to awards under the 2013 Plan which have expired, or were cancelled, terminated, forfeited or settled in cash in lieu of issuance of shares or became unexercisable without having been exercised, and (iii) an annual increase on the first day of each year beginning in 2022 and on January 1st of each calendar year thereafter during the term of the Plan, equal to five percent (5%) of the outstanding ordinary shares of the Company on the last day of the immediately preceding calendar year. No more than 13,500,000 Ordinary Shares may be issued upon the exercise of incentive stock options, or ISOs. If permitted by our board of directors, shares tendered to pay the exercise price or withholding tax obligations with respect to an award granted under the 2021 Plan or the 2013 Plan may again be available for issuance under the 2021 Plan. Our board of directors may also reduce the number of Ordinary Shares reserved and available for issuance under the 2021 Plan in its discretion.

A summary of share option activity under the Company’s equity incentive plan and related information is as follows:

	Options Outstanding
	Outstanding Share Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(in thousands, except share, life and per share data)

Balance as of December 31, 2020	12,418,350	$2.04	7.83	$121,325.91
Granted	-
Exercised	(1,994,371)	$0.83		$124,762.70
Forfeited	(291,825)	$2.66
Balance as of December 31, 2021	10,132,154	$2.26	7.13	$619,339.90
Exercisable as of December 31, 2021	7,955,457	$2.15	6.80	$487,203.07

The weighted-average grant date fair value of options granted during the years ended December 31, 2019 and 2020, was $0.13, $3.05 respectively. During the year ended December 31, 2021, no options were granted. As of December 31, 2021, unrecognized share-based compensation cost related to unvested share options was $8,787, which is expected to be recognized over a weighted-average period 2.30 years.

The Black-Scholes assumptions used to value the employee options at the grant dates are as follows:

	Year Ended December 31,
	2019	2020

Expected term (years)	6.11	6.11
Expected volatility	70.0%	70.0%
Risk-free interest rate	1.7% - 2.6%	0.37% - 1.45%
Expected dividend yield	0.0%	0.0%

F - 23
Global-e Online Ltd.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

These assumptions and estimates were determined as follows:

•
Fair Value of Ordinary Shares. Prior to IPO, the fair value was determined by our board of directors, with input from management and valuation reports prepared by third-party valuation specialists. Post IPO, the fair value of each ordinary share was based on the closing price of our publicly traded Ordinary Shares as reported on the date of the grant.

•
Risk-Free Interest Rate. The risk-free rate for the expected term of the options is based on the Black-Scholes option-pricing model on the yields of U.S. Treasury securities with maturities appropriate for the expected term of employee share option awards.

•
Expected Term. The expected term represents the period that options are expected to be outstanding. For option grants that are considered to be “plain vanilla,” the Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

•
Expected Volatility. Since the Company has no trading history of its Ordinary Shares, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

•
Expected Dividend Yield. The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. As a result, an expected dividend yield of zero percent was used.

A summary of RSU’s activity under the Company’s equity incentive plan and related information is as follows:

	Amount of RSU’s	Weighted average grant date fair value

Unvested as of December 31, 2020	-	$-
Granted	467,589	63.75
Vested	24,571	68.46
Forfeited	-

Unvested as of December 31, 2021	443,018	$63.49

As of December 31, 2021, unrecognized share-based compensation cost related to unvested RSU’s was $23,402, which is expected to be recognized over a weighted-average period 2.55 years.

F - 24
Global-e Online Ltd.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Share-Based Compensation

The share-based compensation expense by line item in the accompanying consolidated statements of operations is summarized as follows:

	Year Ended December 31,
	2019	2020	2021
	(in thousands)

Cost of revenue	$2	$10	$85
Research and development	79	507	4,192
Sales and marketing	22	442	1,287
General and administrative	118	2,997	6,437
Total share-based compensation expense	$221	$3,956	$12,001

Convertible preferred shares at December 31, 2020 consisted of the following:

	December 31, 2020
	Designated Shares Authorized	Shares Issued and Outstanding

Series A	19,298	19,298
Series A-1	20,364	20,364
Series B-1	37,361	37,361
Series B-2	17,792	17,792
Series C	15,822	15,822
Series D-1	27,758	27,758
Series E	23,706	23,706

Total convertible preferred shares	162,101	162,101

The Company has the following Ordinary Shares reserved for future issuance:

	December 31,
	2020	2021

Conversion of convertible preferred shares	97,260,600	-
Outstanding share options	12,418,350	10,132,154
Unvested RSU’s	-	443,018
Remaining shares available for future issuance under the 2021 Plan	3,470,250	2,749,064
Total shares of ordinary shares reserved	113,149,200	13,324,236

Ordinary Share warrants

Ordinary Share warrants are included as a component of additional paid in capital within the consolidated balance sheets.

During the year ended December 31, 2021, the Company granted warrants to purchase 19,604,239 shares of Ordinary Shares in connection with a commercial agreement with Shopify Inc. The exercise price was $0.01 per share, and the term of the warrants was 10 years. We valued the warrants at the grant date using the Black-Scholes-Merton option pricing model. In connection with these warrants, we recognized an asset of $280.8 million at December 31, 2021 associated with the fair value of the warrants, of which 11,701,759 were vested and exercised as of December 31, 2021. This asset is recorded in the Company’s consolidated balance sheets. Refer to Note 5.

Third Party Share Transactions

In April and November 2020, the Company recorded $1,346 and $809, respectively, of share-based compensation expenses associated with the two secondary share purchase transactions during the year ended December 31, 2020. The secondary share purchase transactions were executed among certain of the Company’s founders, employees, and shareholders. The April 2020 secondary share purchase transaction was consummated concurrently with the issuance of the Company’s Series E convertible preferred shares. The Company assessed the impact of these transactions as holders of economic interest in the Company acquired shares from the Company’s employees and founders at a price in excess of fair value of such shares. Accordingly, the Company recognized such excess value as share-based compensation expense.